Nature of operations and going concern (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Nature of Operations and Going Concern [Abstract]
Ownership percentage	100.00%
Number of reportable segments	1
Accumulated deficit (in Dollars)	$ 192,911